Fair Value Disclosures (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments designated as hedging instruments
Interest rate swaps	$ (10,566)	$ (105,058)	$ (374,843)
Interest Expense [Member] | Designated As Hedging Instrument [Member]
Derivative Instruments designated as hedging instruments
Interest rate swaps	$ (10,566)	$ (105,058)	$ (374,843)